Stock Awards and Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stock Awards and Stock Based Compensation
Stock Awards and Stock-Based Compensation

10.    Stock Awards and Stock-Based Compensation

From time to time, the Company may issue stock awards in the form of Class A Shares of Common Stock grants, Restricted Stock Units (RSUs), or Class A Shares of Common Stock options with vesting/service terms. Stock awards are valued on the grant date using the Company’s common stock share price quoted on an active market. Stock options are valued using the Black-Scholes-Merton pricing model to determine the fair value of the options. We generally issue our awards in terms of a fixed monthly value, resulting in a variable number of shares being issued, or in terms of a fixed monthly share number.

During the three and six months ended June 30, 2022 and 2021, the Company entered into agreements with advisory board members and other external advisors to issue cash payments and stock awards in exchange for services rendered to the Company on a monthly basis. The total granted stock-based awards to advisory board members and other external advisors during the three months ended June 30, 2022, and 2021 included grants totaling, $1 thousand and $0, respectively, options totaling $0, and RSUs totaling $37 and $33 thousand, respectively.

The total granted stock-based awards to advisory board members and other external advisors during the six months ended June 30, 2022 and 2021 included grants totaling, $4 thousand and $0, respectively, options totaling $0, and RSUs totaling $54 and $41 thousand, respectively.

In addition to issuing stock awards to advisory board members and other external advisors, during the three and six months ended June 30, 2022, and 2021, the Company granted stock-based awards to multiple employees. The total granted stock-based awards to employees during the three months ended June 30, 2022, and 2021 included grants totaling, $73 thousand and $117 thousand, respectively, options totaling $14 thousand and $148 thousand, respectively, and RSUs totaling $335 thousand and $360, respectively.

The total granted stock-based awards to employees during the six months ended June 30, 2022, and 2021 included grants totaling, $221 thousand and $201 thousand, respectively, options totaling $43 thousand and $229 thousand, respectively, and RSUs totaling $424 thousand and $360, respectively.

The following table summarizes stock option activity for the three and six months ended June 30, 2022:

			Weighted
		Weighted	Average
		Average	Remaining
	Options	Exercise Price	Contractual	Aggregate
	Outstanding	Per Share	Life (years)	Intrinsic Value
Balance as of March 31, 2022	1,940,222	$1.28	2.16	$1,932,566
Options granted	9,308	0.64
Options exercised	(16,757)	1.21
Options canceled and forfeited	—	—
Balance as of June 30, 2022	1,932,773	1.28	1.90	787,384
Options vested and exercisable as of June 30, 2022	1,932,773	$1.28	1.90	$787,384

			Weighted
		Weighted	Average
		Average	Remaining
	Options	Exercise Price	Contractual	Aggregate
	Outstanding	Per Share	Life (years)	Intrinsic Value
Balance as of January 1, 2022	1,975,010	$1.28	2.42	$5,365,737
Options granted	18,118	0.66
Options exercised	(60,335)	1.37
Options canceled and forfeited	—	—
Balance as of June 30, 2022	1,932,773	1.28	1.90	787,384
Options vested and exercisable as of June 30, 2022	1,932,773	$1.28	1.90	$787,384

The aggregate intrinsic value of options outstanding, exercisable, and vested and exercisable is calculated as the difference between the exercise price of the underlying options and the fair value of the Company’s common stock. The aggregate intrinsic value of options exercised during the six months ended June 30, 2022 and 2021 is $19 thousand and $0, respectively.

The weighted average grant-date fair value of options granted during the six months ended June 30, 2022, and 2021 was $2.39 and $1.59 per share, respectively. The total grant-date fair value of options that vested during the six months ended June 30, 2022 and 2021 was $44 thousand and $229 thousand, respectively.

As of June 30, 2022, the Company had 1,932,773 stock options outstanding of which all are fully vested options. As of June 30, 2022, the Company had 259,217 common stock grants outstanding of which 225,336 were vested but not issued and 33,881 were not yet vested. All granted and outstanding common stock grants will fully vest by May 31, 2023. The Company had unrecognized stock-based compensation related to common stock grants of $50 thousand as of June 30, 2022. As of June 30, 2022, the Company had 1,399,765 RSUs outstanding of which 169,422 were vested but not issued and 1,230,343 were not yet vested. All granted and outstanding RSUs will fully vest by January 2, 2024. The Company had unrecognized stock-based compensation related to RSUs of $1.63 million as of June 30, 2022.

The following assumptions were used to calculate the fair value of options granted during the three and six months ended June 30, 2022:

	Three Months Ended	Six Months Ended
	June 30, 2022	June 30, 2022
Fair value of Class A Shares of Common Stock	$1.67–2.43	$1.67–4.58
Exercise price	$0.64-0.65	$0.64-0.75
Risk free interest rate	2.72 - 3.15%	1.25 - 3.15%
Expected dividend yield	0.00%	0.00%
Expected volatility	53.08-53.40%	52.80-53.40%
Expected term	3 Years	3 Years

Stock-based compensation expense

Our consolidated statements of operations include stock-based compensation expense as follows:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Cost of services	$1,220	$80,252	$3,394	$80,252
Research and development	50,440	203,175	110,300	246,668
Selling, general, and administrative	407,986	374,501	633,738	503,119
Total stock-based compensation expense	$459,646	$657,928	$747,432	$830,039

10.    Stock Awards and Stock-based Compensation

From time to time, the Company may issue stock awards in the form of Class A Shares of Common Stock grants, Restricted Stock Units (RSUs), or Class A Shares of Common Stock options with vesting/service terms. Stock awards are valued on the grant date using the Company’s common stock share price quoted on an active market. Stock options are valued using the Black-Scholes-Merton pricing model to determine the fair value of the options. We generally issue our awards in terms of a fixed monthly value, resulting in a variable number of shares being issued or in terms of a fixed monthly share number.

During the years ended December 31, 2021 and 2020, the Company entered into agreements with advisory board members and other external advisors to issue cash payments and stock awards in exchange for services rendered to the Company on a monthly basis. The total granted stock-based awards to advisory board members and other external advisors during the years ended December 31, 2021 and 2020 included grants totaling, $141 thousand and $42 thousand, respectively, options totaling $114 and $0, respectively, and RSUs totaling $297 thousand and $0, respectively.

In addition to issuing stock awards to advisory board members and other external advisors, during the years ended December 31, 2021 and 2020, the Company granted stock-based awards to multiple employees. The total granted stock-based awards to employees during the years ended December 31, 2021 and 2020 included grants totaling, $369 thousand and $174 thousand, respectively, options totaling $500 thousand and $692 thousand, respectively, and RSUs totaling $1.47 million and $1.61 million, respectively.

The following table summarizes stock option activity for the years ended December 31, 2021 and 2020:

			Weighted
		Weighted	Average
		Average	Remaining
	Options	Exercise Price	Contractual	Aggregate
	Outstanding	Per Share	Life (years)	Intrinsic Value
Balance as of January 1, 2020	53,555	$0.93	2.26	$33,866
Options granted	1,719,364	1.26
Options exercised	—	—
Options canceled and forfeited	(38,890)	1.32
Balance as of December 31, 2020	1,734,029	1.26	3.21	527,450
Options granted	261,736	1.51
Options exercised	—	—
Options canceled and forfeited	(20,755)	0.77
Balance as of December 31, 2021	1,975,010	1.28	2.42	5,365,737
Options vested and exercisable as of December 31, 2021	1,975,010	$1.28	2.42	$5,365,737

The aggregate intrinsic value of options outstanding, exercisable, and vested and exercisable is calculated as the difference between the exercise price of the underlying options and the fair value of the Company’s common stock. The aggregate intrinsic value of options exercised during the years ended December 31, 2021 and 2020 was $0 and is calculated based on the difference between the exercise price and the fair value of the Company’s common stock as of the exercise date.

The weighted average grant-date fair value of options granted during the years ended December 31, 2021 and 2020 was $1.91 and $0.41 per share, respectively. The total grant-date fair value of options that vested during the years ended December 31, 2021 and 2020 was $500 thousand and $710 thousand, respectively.

On December 31, 2021, the Company had 1,975,010 stock options that were earned, outstanding, and exercisable of which all are fully vested options. As of December 31, 2021 the Company had 168,502 common stock grants that were earned but not yet issued. The Company had 634,502 Restricted Stock Units (“RSUs”) granted but not yet vested on December 31, 2021. All RSUs issued and outstanding were granted during the year ended December 31, 2021 and will fully vest by January 2, 2023. The Company had unrecognized stock compensation related to the RSUs of $316 thousand as of December 31, 2021.

The following assumptions were used to calculate the fair value of options granted during the year ended December 31, 2021:

Fair value of Class A Shares of Common Stock	$1.56-5.20
Exercise price	$0.75-4.00
Risk free interest rate	0.20-0.95%
Expected dividend yield	0%
Expected volatility	52.86-58.91%
Expected term	1-3 Years

Awards that vested on a public listing or change of control

On January 18, 2020, the Company allocated a total of 1,033,335 shares of Class A Shares of Common Stock held by TSIH to various employees. The stock awards only vest upon the Company being listed on a public market. The allocation would also vest immediately with no hold period upon a Company transaction that would result in a third-party acquiring control of the Company as the Company will seek to have the acquirer agree to purchase reserved stock for cash.

These stock awards vested on December 8, 2020, resulting in $1.60 million of stock-based compensation expense and an accrual for $499 thousand of a cash bonus to cover the issue value of the shares.

Stock-based compensation expense

Our consolidated statements of operations include stock-based compensation expense as follows:

	For the years ended December 31,
	2021	2020
Cost of services provided	$160,504	$126,675
Research and development expense	493,336	1,071,984
Selling, general, and administrative	2,126,799	1,318,896
Total stock-based compensation expense	$2,780,639	$2,517,555